BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATIONS	BUSINESS COMBINATIONS
26.1 Goodwill

Goodwill is measured as the excess of the cost of an acquisition over the sum of the amounts assigned to net assets acquired less liabilities assumed.

The Company evaluates goodwill for impairment at least annually or more frequently when there is an indication that the cash generating unit ("CGU") may be impaired. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use.

The Company first determines the value of the unit using the market approach. For the purposes of the calculation, the Company considers the value of the shares in the market.

In addition, the Company measures the CGU based on value-in-use calculation, which requires the use of significant assumptions related to revenue growth, gross margin, terminal growth rate and discount rate. The assumptions considered by the Company as of December 31, 2025 and 2024, were the following: projected cash flows for the following five years for both years, the average growth rate considered was 5.4% and 15.8%, respectively, and the rate used to discount cash flows was 11.3% and 12.4%, respectively. The long-term rate used to extrapolate cash flows beyond the projected period as of December 31, 2025 and 2024, were 3% and 4%, respectively. The recoverable amount is the higher of an asset's fair value less cost of disposals and value in use.

Management's judgment and best estimates, based on current budgets, forecasts, and available market evidence as of the reporting date, are reflected in these assumptions. While it is not currently considered reasonably possible that key assumptions will change to the extent that the carrying amount exceeds the recoverable amount, an adverse shift in market conditions or key assumptions regarding the businesses and their prospects could lead to a revised estimate of recoverable value and potentially result in an impairment charge.

Based upon the Company's evaluation of goodwill, no impairment were recognized during 2025, 2024 and 2023.

A reconciliation of the goodwill from opening to closing balances is as follows:

	As of December 31,
	2025	2024
Cost
Balance at beginning of year	1,483,443	1,105,072
Additions related to new acquisitions (1)	50,302	438,252
Translation	62,778	(59,959)
Measurement period adjustment	5,000	78
Balance at end of year	1,601,523	1,483,443
(1) On April 25, 2025, Globant, S.A, through its subsidiary Globant España S.A and Software Product Creation, S.L, entered into an Equity Purchase Agreement with the equity holders of Omni.Pro Colombia SAS a Colombian company, Omni.Pro Spain S.L, a Spanish company, Experiences at Scale SpA, a Chilean company, Experiences at Scale LLC, a American company, ATM Services Corporation, a Panamanian company, Experiences at Scale S.A., a Argentinian company, Experiences at Scale S.A. de C.V., a Mexican company, all together referred to as "Omni.Pro", pursuant to which the Company purchased all of the outstanding equity interest. The consideration of the acquisition amounted to 63,057 and the intangibles recognized related to the acquisition amounted to 14,744, where 13,411 relates to the fair value of customer relationships.
26.2 Effects of offsetting on acquisition

As part of the acquisition of the current year, the sellers agreed to indemnify the Company for the outcome of certain contingencies. As a result, the Company has recognized an indemnification asset for a total amount of 470, as of December 31, 2025. The consideration for this acquisition includes 20,473 (21,659 measured at present value) as of December 31, 2025, which are subject to adjustments, deductions and withholdings related to the indemnified contingencies. Consequently, the Company has off-set the indemnification asset against the amount payable to the sellers, resulting in a net indemnification liability of 20,003 as of December 31, 2025.

26.3 Non-controlling Interest Acquisition

On October 19, 2023, Globant España S.A. entered in to a stock purchase agreement for the purchase of sixty percent (60%) of the issued and outstanding equity interest of GUT Agency Ltd. and entered into a Put and Call option agreement (the "Option Agreement") with the equity holders of the remaining forty per cent (40%) of the issued and outstanding equity interest of GUT Agency Ltd. (the "Selling Shareholders" and the "Option Shares", respectively), with the purpose of setting out the terms and conditions whereby: (i) a put option over the Option Shares to be granted by Globant España in favor of the Selling Shareholders; and (ii) a call option over the Option Shares to be granted by the Selling Shareholders in favor of Globant España.

On April 15, 2024 the company exercise the put option of the year 2023 of the 10% over the non-controlling interest of GUT Agency Ltd, leaving a non-controlling interest for the 30%.

On April 15, 2025 the company exercise the put option of the year 2024 of the 10% over the non-controlling interest of GUT Agency Ltd, leaving a non-controlling interest for the 20%.

As of December 31, 2025, and 2024, the Company has recognized as current and non-current other financial liabilities the written put option for an amount 58,627 and 73,618, respectively, equal to the present value of the redemption amount.

26.4 Impact of the acquisition of Sportian (Sports Reinvention Entertainment Group, S.L)

On June 16, 2025 the Company agreed on an Amendment to the Participation Agreement with the sellers of Sportian, regarding the periods and conditions of First and Second Earn Out Payments as follows. Specifically, the First Earn Out Payment is now subject to a new EBITDA threshold target and the measurement period was replaced by performance for the fiscal year 2026 and the Second Earn Out Payment is now subject to a new EBITDA threshold target and the measurement period was replaced by performance for the fiscal year 2028.

As of December 31, 2025, the Company has recognized a gain of 2,079 in the line of Other income and expense, included in the statement of comprehensive income for the Amendment to Participation Agreement.

26.5 Impact of the acquisition of GUT

On July 7th 2025, the Company entered into a Second Amendment to the Put and Call Option Agreement (the “Amendment”) with the equity holders of the remaining twenty percent (20%) of the outstanding equity interest of GUT Agency.

The parties agreed to increase the aggregate percentage of the Option Shares subject to the 2025 Put Option and 2025 Call Option (“2025 Year Option”) to 19% of the Option Shares, and decrease the 2026 Put Option, leaving 1% of the Option Shares subject to the 2026 Put Option and 2026 Call Option (“2026 Yearly Option”), of the equity interest in GUT UK upon exercise of each of the yearly (call or put, as applicable) options.

As of December 31, 2025, the Company has recognized a decrease of 2,764 in the line of Additional Paid in Capital ,included in the statement of changes in Equity for the Amendment to Put and Call Option Agreement.
26.6 Impact of the acquisition of Omnia

On September 9, 2025 the Company agreed on an amendment to the Sale and Purchase Agreement with the sellers of Omnia Holding Ltd. This amendment established an increase in the minimum amount payable for the second earn out.

As of December 31, 2025, the Company has recognized a loss of 1,800 in the line of Other income and expense, included in the statement of comprehensive income for the Amendment to Sale and Purchase Agreement.

26.7 Impact of the acquisition of Common

On December 19, 2025 the Company agreed on an amendment to the Share Purchase Agreement with the sellers of Common. The amendment modified the interpretation and calculation of the second earn out payment, where revenue from certain types of contracts to become effective in January 2026 shall be included in the calculation of the earn out payment. The payment shall be made on the established date in the Share Purchase Agreement, except for the portion related to revenue that arise from contracts signed and executed during January 2026 that shall be paid no later than March 31, 2027 and the payment shall be capped at euros 3,000.

As of December 31, 2025, the Company has recognized a loss of 7,863 in the line of Other income and expense, included in the statement of comprehensive income for the Amendment to Sale and Purchase Agreement.

26.8 Impact of open acquisitions as of December 31, 2024

The Company updated the fair value determination of the consideration for acquisitions within the measurement period, resulting in:

December 31, 2024
Intangible Assets recognized (1)	89,309
Goodwill	(106,895)
Other financial liabilities (2)	34,745
Deferred Tax Liabilities	(17,159)
(1) As of December 31, 2024, the intangible assets recognized for Exusia and Blankfactor acquisitions included customer relations for an amount of 83,885.
(2) Mainly related to the adjustment of fair value determinations Earn-Out and installment payments of Exusia and Blankfactor.